Restructuring charges and asset impairments - Additional Information (Detail) - 12 months ended Mar. 31, 2014 - JPY (¥) ¥ in Millions	Total
Restructuring and Impairment Costs [Line Items]
Restructuring, description	TMC and Toyota Motor Corporation Australia Ltd., its production and sales subsidiary in Australia, decided to end their vehicle and engine production in Australia by the end of 2017.
Restructuring, completion date	2017
Costs and expenses relating to end of production in subsidiary	¥ 83,073
Long-lived assets impairment charges	47,190
Other restructuring charges	¥ 35,883